July 31, 2013

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”); File No. 811-05309

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of common stock in connection with the reorganization of Nuveen International Fund into Nuveen International Select Fund, each a series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7506 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Matthew A. Brunmeier

MAB

Enclosures